Mining interests	6 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Extractive Industries [Abstract]
Mining interests

6. Mining interests

Bunker Hill Mine Complex

On November 27, 2016, the Company entered into a non-binding letter of intent with Placer Mining Corp. (“Placer Mining”), which letter of intent was further amended on March 29, 2017, to acquire the Bunker Hill Mine in Idaho and its associated milling facility located in Kellogg, Idaho, in the Coeur d’Alene Basin (as amended, the “Letter of Intent”). Pursuant to the terms and conditions of the Letter of Intent, the acquisition, which was subject to due diligence, would include all mining claims, surface rights, fee parcels, mineral interests, existing infrastructure, machinery and buildings at the Kellogg Tunnel portal in Milo Gulch, or anywhere underground at the Bunker Hill Mine Complex. The acquisition would also include all current and historic data relating to the Bunker Hill Mine Complex, such as drill logs, reports, maps, and similar information located at the mine site or any other location.

During the year ended June 30, 2017, the Company made payments totaling $300,000 as part of this Letter of Intent. These amounts were initially capitalized and subsequently written off during fiscal 2018 and were included in exploration expenses.

On August 28, 2017, the Company announced that it signed a definitive agreement (the “Agreement”) for the lease and option to purchase the Bunker Hill Mine assets (the “Bunker Assets”).

Bunker Hill Mining Corp.

Notes to Consolidated Financial Statements

Six Months Ended December 31, 2020 and Years Ended June 30, 2020 and 2019

(Expressed in United States Dollars)

6. Mining interests (continued)

Bunker Hill Mine Complex (continued)

Under the terms of the Agreement, the Company was required to make a $1,000,000 bonus payment to Placer Mining no later than October 31, 2017, which payment was made, along with two additional $500,000 bonus payments in December 2017. The 24-month lease commenced November 1, 2017. During the term of the lease, the Company was to make $100,000 monthly mining lease payments, paid quarterly.

The Company had an option to purchase the Bunker Assets at any time before the end of the lease and any extension for a purchase price of $45,000,000 with purchase price payments to be made over a ten-year period to Placer Mining. Under the terms of the agreement, there is a 3% net smelter return royalty (“NSR”) on sales during the lease and a 1.5% NSR on the sales after the purchase option is exercised, which post-acquisition NSR is capped at $60,000,000.

On October 2, 2018, the Company announced that it was in default of the Agreement. The default arose as a result of missed lease and operating cost payments, totaling $400,000, which were due at the end of September and on October 1, 2018. As per the Agreement, the Company had 15 days, from the date notice of default was provided (September 28, 2018), to remediate the default by making the outstanding payment. While management worked with urgency to resolve this matter, management was ultimately unsuccessful in remedying the default, resulting in the Agreement being terminated.

On November 13, 2018, the Company announced that it was successful in renewing the Agreement, effectively with the original Agreement intact, except that monthly payments were reduced to $60,000 per month for 12 months, with the accumulated reduction in payments of $140,000 per month (“deferred payments”) being accrued. As at December 31, 2020, the Company has accrued for a total of $nil (June 30, 2020 - $1,847,300), which is included in accounts payable. These deferred payments will be waived should the Company choose to exercise its option.

On November 1, 2019, the Agreement was amended (the “Amended Agreement”). The key terms of the Amended Agreement are as follows:

●

The lease period was extended for an additional period of nine months to August 1, 2020, with the option to extend for a further six months based upon payment of a one time $60,000 extension fee (extended);

●	The Company will make monthly care and maintenance payments to Placer Mining of $60,000 until exercising the option to purchase; and

●	The purchase price is set at $11,000,000 for 100% of the Bunker Assets to be paid with $6,200,000 in cash, and $4,800,000 in common shares. The purchase price also includes the negotiable United States Environmental Protection Agency (“EPA”) costs of $20,000,000. The Amended Agreement provides for the elimination of all royalty payments that were to be paid to the mine owner. Upon signing the Amended Agreement, the Company paid a one-time, non-refundable cash payment of $300,000 to the mine owner. This payment will be applied to the purchase price upon execution of the purchase option. In the event the Company elects not to exercise the purchase option, the payment shall be treated as an additional care and maintenance payment.

On July 27, 2020, the Company extended the lease with Placer Mining for a further 18 months for a $150,000 extension fee. This extension expires on August 1, 2022.

Bunker Hill Mining Corp.

Notes to Consolidated Financial Statements

Six Months Ended December 31, 2020 and Years Ended June 30, 2020 and 2019

(Expressed in United States Dollars)

6. Mining interests (continued)

Bunker Hill Mine Complex (continued)

On November 20, 2020, the Company signed a further amendment to the Amended Agreement. Under the terms of this amendment:

●	The Company will continue to make monthly care and maintenance payments to Placer Mining of $60,000 until exercising the option to purchase;

●

The purchase price was reduced to $7,700,000 in cash, with $5,700,000 payable in cash (with an aggregate of $300,000 to be credited toward the purchase price of the Bunker Assets as having been previously paid by the Company and an aggregate of $5,400,000 payable in cash outstanding) and $2,000,000 in common shares. The reference price for the payment in common shares will be based on the common share price of the last equity raise before the option is exercised;

●	The Company’s contingent obligation to settle $1,787,300 of accrued payments due to Placer Mining has been waived. As a result, the Company recorded a gain on settlement of accounts payable of $1,787,300; and

●	The Company is to make an advance payment of $2,000,000 (paid) to Placer Mining which shall be credited toward the purchase price if and when the Company elects to exercise its purchase right. In the event that the Company irrevocably elects not to exercise its purchase right, the advance payment of $2,000,000 will be repaid to the Company within twelve months from the date of such election. This payment had the effect of decreasing the remaining amount payable to purchase the Bunker Assets to an aggregate of $3,400,000 payable in cash and $2,000,000 in common shares of the Company.

In addition to the payments to Placer Mining, and pursuant to an agreement with the EPA whereby for so long as Bunker leases, owns and/or occupies the Bunker Hill Mine, the Company will make payments to the EPA on behalf of the current owner in satisfaction of the EPA’s claim for cost recovery. These payments, if all are made, will total $20,000,000. The agreement calls for payments starting with $1,000,000 30 days after a fully ratified agreement was signed followed by a payment schedule detailed below:

Date	Amount	Action
Within 30 days of the effective date	$1,000,000	Paid
November 1, 2018	$2,000,000	Not paid
November 1, 2019	$3,000,000	Not paid
November 1, 2020	$3,000,000	Not paid
November 1, 2021	$3,000,000
November 1, 2022	$3,000,000
November 1, 2023	$3,000,000
November 1, 2024	$2,000,000

In addition to these cost recovery payments, the Company is to make semi-annual payments of $480,000 on June 1 and December 1 of each year, to cover the EPA’s costs of operating and maintaining the water treatment facility that treats the water being discharged from the Bunker Hill Mine. The Company also has received invoices from the EPA for additional water treatment charges for the periods from December 2017 to October 2019.  A total of $2,309,388 was outstanding as at December 31, 2020 (June 30, 2020 and 2019 - $2,309,388 and 1,209,530, respectively). The Company, having requested and subsequently received supporting detail from the EPA began, in late September 2020, the process of reconciling and reviewing these invoices. The unpaid EPA balance is subject to interest at the rate specified for interest on investments of the EPA Hazardous Substance Superfund. As at December 31, 2020, the interest accrued on the unpaid EPA balance is $162,540 (June 30, 2020 - $89,180).

As of December 31, 2020, the Company has accrued an estimate for additional water treatment charges based on 2018 and 2019 invoices received from the EPA, for a total of an additional annual accrual of $640,000. The Company has included all unpaid and accrued EPA payments and accrued interest in accounts payable and accrued liabilities amounting to $11,298,594 (June 30, 2020 - $11,096,542).

Bunker Hill Mining Corp.

Notes to Consolidated Financial Statements

Six Months Ended December 31, 2020 and Years Ended June 30, 2020 and 2019

(Expressed in United States Dollars)

5. Mining interests

Bunker Hill Mine Complex

On November 27, 2016, the Company entered into a non-binding letter of intent with Placer Mining Corp. (“Placer Mining”), which letter of intent was further amended on March 29, 2017, to acquire the Bunker Hill Mine in Idaho and its associated milling facility located in Kellogg, Idaho, in the Coeur d’Alene Basin (as amended, the “Letter of Intent”). Pursuant to the terms and conditions of the Letter of Intent, the acquisition, which was subject to due diligence, would include all mining claims, surface rights, fee parcels, mineral interests, existing infrastructure, machinery and buildings at the Kellogg Tunnel portal in Milo Gulch, or anywhere underground at the Bunker Hill Mine Complex. The acquisition would also include all current and historic data relating to the Bunker Hill Mine Complex, such as drill logs, reports, maps, and similar information located at the mine site or any other location.

During the year ended June 30, 2017, the Company made payments totaling $300,000 as part of this Letter of Intent. These amounts were initially capitalized and subsequently written off during fiscal 2018 and were included in exploration expenses.

On August 28, 2017, the Company announced that it signed a definitive agreement (the “Agreement”) for the lease and option to purchase the Bunker Hill Mine assets (the “Bunker Assets”).

Under the terms of the Agreement, the Company was required to make a $1,000,000 bonus payment to Placer Mining no later than October 31, 2017, which payment was made, along with two additional $500,000 bonus payments in December 2017. The 24month lease commenced November 1, 2017. During the term of the lease, the Company was to make $100,000 monthly mining lease payments, paid quarterly.

The Company had an option to purchase the Bunker Assets at any time before the end of the lease and any extension for a purchase price of $45,000,000 with purchase price payments to be made over a ten year period to Placer Mining. Under the terms of the agreement, there is a 3% net smelter return royalty (“NSR”) on sales during the lease and a 1.5% NSR on the sales after the purchase option is exercised, which post-acquisition NSR is capped at $60,000,000.

On October 2, 2018, the Company announced that it was in default of the Agreement. The default arose as a result of missed lease and operating cost payments, totaling $400,000, which were due at the end of September and on October 1, 2018. As per the Agreement, the Company had 15 days, from the date notice of default was provided (September 28, 2018), to remediate the default by making the outstanding payment. While management worked with urgency to resolve this matter, management was ultimately unsuccessful in remedying the default, resulting in the Agreement being terminated.

On November 13, 2018, the Company announced that it was successful in renewing the Agreement, effectively with the original Agreement intact, except that monthly payments were reduced to $60,000 per month for 12 months, with the accumulated reduction in payments of $140,000 per month (“deferred payments”) being accrued. These deferred payments would be waived if the Company had chosen to exercise its option.

The accruals for the deferred payment were waived pursuant to the November 20, 2020 Amended Agreement described below. As a result, as at September 30, 2021, the Company had accrued a total of $nil (December 31, 202 - $nil).

Bunker Hill Mining Corp.

Notes to Condensed Interim Consolidated Financial Statements

Three and Nine Months Ended September 30, 2021

(Expressed in United States Dollars)

Unaudited

5. Mining interests (continued)

Bunker Hill Mine Complex (continued)

On November 1, 2019, the Agreement was amended (the “Amended Agreement”). The key terms of the Amended Agreement are as follows:

●	The lease period was extended for an additional period of nine months to August 1, 2020, with the option to extend for a further six months based upon payment of a one-time $60,000 extension fee (extended);
●	The Company will make monthly care and maintenance payments to Placer Mining of $60,000 until exercising the option to purchase; and
●	The purchase price is set at $11,000,000 for 100% of the Bunker Assets to be paid with $6,200,000 in cash, and$4,800,000 in common shares. The purchase price also includes the negotiable United States Environmental Protection Agency (“EPA”) costs of $20,000,000. The Amended Agreement provides for the elimination of all royalty payments that were to be paid to the mine owner. Upon signing the Amended Agreement, the Company paid a onetime, nonrefundable cash payment of $300,000 to the mine owner. This payment will be applied to the purchase price upon execution of the purchase option. In the event the Company elects not to exercise the purchase option, the payment shall be treated as an additional care and maintenance payment.

On July 27, 2020, the Company extended the lease with Placer Mining for a further 18 months for a $150,000 extension fee. This extension expires on August 1, 2022.

On November 20, 2020, the Company signed a further amendment to the Amended Agreement. Under the terms of this amendment:

●	The Company will continue to make monthly care and maintenance payments to Placer Mining of $60,000 until exercising the option to purchase;
●	The purchase price was reduced to $7,700,000, with $5,700,000 payable in cash (with an aggregate of $300,000 to be credited toward the purchase price of the Bunker Assets as having been previously paid by the Company and an aggregate of $5,400,000 payable in cash outstanding) and $2,000,000 in common shares. The reference price for the payment in common shares will be based on the common share price of the last equity raise before the option is exercised;
●	The Company’s contingent obligation to settle $1,787,300 of accrued payments due to Placer Mining has been waived. As a result, the Company recorded a gain on settlement of accounts payable of $1,787,300 during the six months ended December 31, 2020; and
●	The Company made an advance payment of $2,000,000 to Placer Mining which shall be credited toward the purchase price if and when the Company elects to exercise its purchase right. In the event that the Company irrevocably elects not to exercise its purchase right, the advance payment of $2,000,000 will be repaid to the Company within twelve months from the date of such election. The amount has been recorded as a long term deposit. This payment had the effect of decreasing the remaining amount payable to purchase the Bunker Assets to an aggregate of $3,400,000 payable in cash and $2,000,000 in Common Shares of the Company.

Bunker Hill Mining Corp.

Notes to Condensed Interim Consolidated Financial Statements

Three and Nine Months Ended September 30, 2021

(Expressed in United States Dollars)

Unaudited

5. Mining interests (continued)

Bunker Hill Mine Complex (continued)

In addition to the payments to Placer Mining, and pursuant to an agreement with the EPA whereby for so long as Bunker leases, owns and/or occupies the Bunker Hill Mine, the Company will make payments to the EPA on behalf of the current owner in satisfaction of the EPA’s claim for cost recovery, excluding water treatment charges. These payments, if all are made, will total $20,000,000. The agreement calls for payments starting with $1,000,000 within 30 days after a fully ratified agreement was signed followed by a payment schedule detailed below:

Date	Amount	Action
Within 30 days of the effective date	$1,000,000	Paid
November 1, 2018	$2,000,000	Not paid
November 1, 2019	$3,000,000	Not paid
November 1, 2020	$3,000,000	Not paid
November 1, 2021	$3,000,000	Not paid
November 1, 2022	$3,000,000
November 1, 2023	$3,000,000
November 1, 2024	$2,000,000

In addition to these cost recovery payments, the Company is to make semi-annual payments of $480,000 on June 1 and December 1 of each year, to cover the EPA’s costs of operating and maintaining the water treatment facility that treats the water being discharged from the Bunker Hill Mine. Prior to July 2021, the Company had received invoices from the EPA for water treatment charges for the periods from December 2017 to October 2019, which exceeds the semi-annual payments outlined in the agreement, which would have resulted in annual payment of $960,000. The Company received the supporting details from the EPA and began the process of reconciling and reviewing these invoices in September 2020.

In July 2021, the Company received an invoice from the EPA for water treatment charges for the period from November 2019 to October 2020, in the amount of approximately $2,500,000, higher than the invoice received in 2020 for the period of November 2018 to October 2019 of approximately $1,600,000. Based on preliminary review, the Company believes that this increase in water treatment charges is not consistent with the EPA’s cost to treat water from the Mine, and a discussion with the EPA has been initiated.

In August 2021, the Company received an interim invoice from the EPA for water treatment charges for the period from November 2020 to May 2021, and accordingly reversed the previously accrued estimate amount of $1,309,000 and recorded $1,155,000 to exploration expenses based on the interim invoice for the period from November 2020 to May 2021. Additionally, $660,000 or $165,000 per month has been accrued for the period from June 1, 2021 to September 30, 2021, reflecting the Company’s best estimate of future water treatment costs, informed by the August 2021 invoice.

A total of $4,872,186 for water treatment charges, net of payments made, was accrued for as at September 30, 2021 (December 31, 2020 - $3,136,055). The unpaid EPA balance is subject to interest at the rate specified for interest on investments of the EPA Hazardous Substance Superfund. As at September 30, 2021, the interest accrued on the unpaid EPA balance is $306,136 (December 31, 2020 - $162,540). The Company has included all unpaid and accrued EPA payments and accrued interest in accounts payable and accrued liabilities amounting to $13,178,322 (December 31, 2020 - $11,298,594). The Company initiated a discussion with the EPA regarding the amount and payment schedule.

Bunker Hill Mining Corp.

Notes to Condensed Interim Consolidated Financial Statements

Three and Nine Months Ended September 30, 2021

(Expressed in United States Dollars)

Unaudited